VANECK VIETNAM ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Number
of Shares Value
COMMON STOCKS: 101.5%
Banks : 10.0%
Bank for Foreign Trade of
Vietnam JSC * 10,087,601 $ 23,669,971
Nam A Commercial JSB * 8,680,000 4,817,911
Saigon - Hanoi Commercial
Joint Stock Bank 18,258,992 11,656,613
Saigon Thuong Tin Commercial
JSB * 3,405,900 7,339,260
Vietnam Export Import
Commercial JSB * 8,413,829 8,276,631
55,760,386
Capital Goods : 8.5%
Development Investment
Construction JSC * 5,022,249 4,438,658
Gelex Electric Equipment JSC 1,388,600 6,683,393
Gelex Group JSC 7,010,542 14,728,814
Ha Do Group JSC * 2,071,656 2,535,332
Hoang Huy Investment
Financial Services JSC * 4,865,296 4,088,693
IDICO Corp. JSC 1,920,516 2,797,891
Tasco JSC * 7,740,300 5,125,638
Vietnam Construction and
Import-Export JSC 4,671,819 4,903,444
Viettel Construction Joint Stock
Corp. 600,200 1,947,828
47,249,691
Energy : 1.4%
PetroVietnam Drilling & Well
Services JSC 4,519,688 3,769,616
PetroVietnam Technical
Services Corp. 3,281,400 4,072,726
7,842,342
Financial Services : 18.7%
FPT Securities JSC 3,318,234 4,519,078
Sai Gon-Ha Noi Securities JSC 5,494,424 5,343,274
SSI Securities Corp. 20,849,739 30,468,237
Vietcap Securities JSC 9,399,335 15,477,423
VIX Securities JSC * 22,663,006 31,075,459
VNDirect Securities Corp. 20,352,825 17,331,925
104,215,396
Food, Beverage & Tobacco : 16.8%
BAF Viet Nam Agriculture JSC * 2,581,300 3,394,263
HAGL JSC * 8,788,100 5,420,442
KIDO Group Corp. 1,728,536 3,381,591
Masan Group Corp. * 12,747,476 39,071,614
Saigon Beer Alcohol Beverage
Corp. 2,316,600 3,965,085
Thanh Thanh Cong - Bien Hoa
JSC * 6,328,418 5,775,747
Number
of Shares Value
Food, Beverage & Tobacco (continued)
Vietnam Dairy Products JSC 12,334,141 $ 28,003,499
Vinh Hoan Corp. 2,067,660 4,361,614
93,373,855
Insurance : 0.7%
Bao Viet Holdings 1,742,696 3,646,690
Underline
Materials : 9.5%
Duc Giang Chemicals JSC 2,401,532 8,346,655
Hoa Phat Group JSC * 33,234,899 35,493,348
Hoa Sen Group 4,376,001 3,149,587
PetroVietNam Ca Mau Fertilizer
JSC 2,296,200 3,231,258
Petrovietnam Fertilizer &
Chemicals JSC 3,070,286 2,918,918
53,139,766
Real Estate Management & Development :
29.4%
CEO Group JSC * 4,100,395 3,956,562
Dat Xanh Group JSC * 4,233,965 3,326,530
Khang Dien House Trading and
Investment JSC * 3,445,972 4,407,381
Kinh Bac City Development
Holding Corp. * 5,955,700 8,159,396
Novaland Investment Group
Corp. * 13,388,258 7,725,846
Phat Dat Real Estate
Development Corp. * 6,904,462 6,145,833
Sai Gon VRG Investment Corp. 1,968,720 4,124,669
Van Phu Real Estate
Development JSC * 2,196,852 4,688,480
Vincom Retail JSC * 13,137,222 15,957,348
Vingroup JSC * 9,014,649 59,807,560
Vinhomes JSC 144A * 11,592,467 45,235,924
163,535,529
Software & Services : 2.1%
FPT Corp. 3,384,700 11,923,438
Underline
Transportation : 3.6%
Vietjet Aviation JSC * 1,957,040 9,583,421
Vietnam Airlines JSC * 7,876,900 10,420,778
20,004,199
Utilities : 0.8%
PetroVietnam Power Corp. * 8,462,010 4,596,809
Underline
Total Common Stocks
(Cost: $341,727,999) 565,288,101
EXCHANGE TRADED FUND: 0.0%
(Cost: $42,158)
DCVFMVN Diamond ETF 62,610 90,692
Underline
Total Investments: 101.5%
(Cost: $341,770,157) 565,378,793
Liabilities in excess of other assets: (1.5)% (8,399,956)
NET ASSETS: 100.0% $ 556,978,837

VANECK VIETNAM ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Footnotes:
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $45,235,924, or 8.1% of net assets.